Segment information	6 Months Ended
Jun. 30, 2020
Segment information
Segment information

Segment information

We have two reportable segments: R&D and our fee-for-service business Fidelta, located in Croatia.

Segment information for the six months ended June 30, 2020

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€194,404	€7,369		€201,773
Internal revenue		4,475	(4,475)	—
Other income	22,802			22,802
Revenues & other income	217,206	11,844	(4,475)	224,575

Operating result (1)	(134,295)	3,496		(130,799)
Financial (expenses)/income				(34,135)
Result before tax				(164,934)
Income taxes				(709)
Net loss				€(165,643)
(1)	Expenses for subscription right plans under IFRS 2 Share based payments are reported as part of the segment operating results as from 2020.

Segment information for the six months ended June 30, 2019

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€86,907	€4,878		€91,785
Internal revenue		3,581	€(3,581)	—
Other income	16,717	7		16,724
Revenues & other income	103,624	8,466	(3,581)	108,509

Segment result	(81,269)	410		(80,859)
Unallocated expenses (1)				(16,751)
Operating loss				(97,610)
Financial (expenses)/income				1,834
Result before tax				(95,776)
Income taxes				(129)
Net loss				€(95,905)
(1)	Unallocated expenses consist of expenses for subscription right plans under IFRS 2 Share based payments.

The basis of accounting for any transactions between reportable segments is consistent with the valuation rules and with transactions with third parties.